Interests in associates, joint ventures and other investments - Movements in Associates, Joint Ventures and Other Investments (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Movements in interests in associates and joint ventures
Beginning balance	[1]	£ 330.7	£ 813.0
Additions		93.6	15.2
Share of results of associate undertakings		23.8	(136.0)
Share of other comprehensive loss of associate undertakings		13.5	(61.5)
Dividends		(53.4)	(32.5)
Other movements		(0.2)	(5.2)
Exchange adjustments		(22.5)	21.8
Disposals		(4.8)	(7.3)
Reclassification from subsidiaries		4.2	4.5
Reclassification from other investments to associates			(0.2)		£ (0.2)
Amortisation of other intangible assets		(0.5)	(0.6)
Write-downs		28.5	(280.9)
Ending balance		412.9	330.7	[1]	813.0	[1]
Movements in interests in other investments
Beginning balance	[1]	387.3	498.3
Additions		5.9	15.9
Disposals		(31.9)	(7.0)
Reclassification from other investments to associates			(0.2)		(0.2)
Revaluation of other investments through profit or loss		(7.5)	8.0
Revaluation of other investments through other comprehensive income		(35.5)	(127.7)
Ending balance		£ 318.3	£ 387.3	[1]	£ 498.3	[1]

[1]	Figures have been restated as described in the accounting policies.